Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	IPO	Ratchet	DGD	THIO	Common Stock	Common Stock IPO	Common Stock Ratchet	Common Stock THIO Merger Agreement	Additional Paid-In Capital	Additional Paid-In Capital IPO	Additional Paid-In Capital Ratchet	Additional Paid-In Capital THIO Merger Agreement	Additional Paid-In Capital DGD	Accumulated Deficit	Subscription Receivable	Total MAIA Equity (Deficit)	Total MAIA Equity (Deficit) IPO	Total MAIA Equity (Deficit) Ratchet	Total MAIA Equity (Deficit) THIO Merger Agreement	Total MAIA Equity (Deficit) DGD	Noncontrolling Interest	Noncontrolling Interest THIO Merger Agreement	Noncontrolling Interest DGD	Noncontrolling Interest THIO	Accumulated other comprehensive income (loss)
Balance at Dec. 31, 2019	$ 1,324,792					$ 442				$ 9,228,546					$ (9,297,453)	$ (104,402)	$ (172,867)					$ 1,497,659
Balance, Shares at Dec. 31, 2019						4,416,977
Issuance of restricted common shares	20,000					$ 1				19,999							20,000
Issuance of restricted common shares, Shares						16,667
Stock-based compensation expense	3,351,040			$ 307,928	$ 210,000					3,351,040							3,351,040							$ 307,928	$ 210,000
Receipt of stock subscription receivable	102,400			35,000												102,400	102,400							35,000
Issuance of common stock				50,000	$ 320,000																			50,000
Return of capital				(58,212)																				(58,212)
Net loss	(6,959,248)														(6,636,660)		(6,636,660)					(322,588)
Balance at Dec. 31, 2020	(1,616,300)					$ 443				12,599,585					(15,934,113)	(2,002)	(3,336,087)					1,719,787
Balance, Shares at Dec. 31, 2020						4,433,644
Issuance of common shares, Shares					200,000
Net loss	(6,959,248)														(6,636,660)		(6,636,660)					(322,588)
Issuance of common shares upon exercise of stock options	5,400									5,400							5,400
Issuance of common shares upon exercise of stock options, Shares						3,000
Issuance of restricted common shares	27,500					$ 2				27,498							27,500
Issuance of restricted common shares, Shares						15,278
Cancellation of restricted common shares	(1)					$ (1)											(1)
Cancellation of restricted common shares, Shares						(5,557)
Stock-based compensation expense	408,608			64,584	$ 52,500					408,608							408,608							64,584	52,500
Receipt of stock subscription receivable	2,002															2,002	2,002
Net loss	(1,525,585)														(1,488,060)		(1,488,060)					(37,525)
Balance at Mar. 31, 2021	(2,581,292)					$ 444				13,041,091					(17,422,173)		(4,380,638)					1,799,346
Balance, Shares at Mar. 31, 2021						4,446,365
Net loss	(1,525,585)														(1,488,060)		(1,488,060)					(37,525)
Balance at Dec. 31, 2020	(1,616,300)					$ 443				12,599,585					(15,934,113)	(2,002)	(3,336,087)					1,719,787
Balance, Shares at Dec. 31, 2020						4,433,644
Reclassification of warrant liability to equity	1,952,000
Issuance of common stock	5,366,170
Net loss	(9,685,477)
Balance at Sep. 30, 2021	10,230,886					$ 725				36,095,420					(25,545,259)	(320,000)	10,230,886
Balance, Shares at Sep. 30, 2021						7,252,364
Reclassification of warrant liability to equity	(1,952,000)
Net loss	(9,685,477)
Balance at Dec. 31, 2020	(1,616,300)					$ 443				12,599,585					(15,934,113)	(2,002)	(3,336,087)					1,719,787
Balance, Shares at Dec. 31, 2020						4,433,644
Issuance of common shares upon exercise of stock options	$ 9,000					$ 1				8,999							9,000
Issuance of common shares upon exercise of stock options, Shares	5,000					5,000
Issuance of common shares upon exercise of warrants	$ 529,425					$ 28				529,397							529,425
Issuance of common shares upon exercise of warrants, Shares						283,616
Issuance of restricted common shares	27,500					$ 2				27,498							27,500
Issuance of restricted common shares, Shares						15,278
Cancellation of restricted common shares	(1)					$ (1)											(1)
Cancellation of restricted common shares, Shares						(5,557)
Stock-based compensation expense	2,428,935			161,460	104,999					2,428,935							2,428,935							161,460	104,999
Issuance of stock options to satisfy accrued bonus	786,531									786,531							786,531
Issuance of stock options to satisfy deferred compensation	285,418									285,418							285,418
Issuance of common shares upon conversion of convertible notes	11,001,274					$ 138				11,001,136							11,001,274
Issuance of common shares upon conversion of convertible notes, Shares						1,375,228
Issuance of common shares upon conversion of SAFE	25,000									25,000							25,000
Issuance of common shares upon conversion of SAFE, Shares						5,208
Issuance of common shares in connection with Equity Financing	5,860,503					$ 77				6,180,426						(320,000)	5,860,503
Issuance of common shares in connection with Equity Financing, Shares						772,563
Receipt of stock subscription receivable	322,002															322,002	322,002
Transaction costs incurred in connection with Equity Financing	(118,332)									(118,332)							(118,332)
Reclassification of warrant liability to equity	1,952,000									1,952,000							1,952,000
Issuance of restricted common shares to founder pursuant to THIO Merger Agreement						$ 70				(70)
Issuance of restricted common shares to founder pursuant to THIO Merger Agreement, Shares						700,000
Dissolution of firm										1,098,110			$ 813,805				1,098,110			$ 813,805		(1,098,110)	$ (813,805)
Issuance of common stock	5,000,000					$ 6,200,000
Net loss	(12,578,211)														(12,503,880)		(12,503,880)					(74,331)
Balance at Dec. 31, 2021	9,181,203					$ 758				37,618,438					(28,437,993)		9,181,203
Balance, Shares at Dec. 31, 2021						7,584,980
Issuance of common shares, Shares						772,563
Reclassification of warrant liability to equity	(1,952,000)									(1,952,000)							(1,952,000)
Net loss	(12,578,211)														(12,503,880)		(12,503,880)					(74,331)
Balance at Mar. 31, 2021	(2,581,292)					$ 444				13,041,091					(17,422,173)		(4,380,638)					1,799,346
Balance, Shares at Mar. 31, 2021						4,446,365
Stock-based compensation expense	660,048			64,584	$ 52,500					660,048							660,048							64,584	$ 52,500
Issuance of stock options to satisfy accrued bonus	786,531									786,531							786,531
Issuance of stock options to satisfy deferred compensation	285,418									285,418							285,418
Net loss	(2,956,324)														(2,926,648)		(2,926,648)					(29,676)
Balance at Jun. 30, 2021	(3,688,535)					$ 444				14,773,088					(20,348,821)		(5,575,289)					1,886,754
Balance, Shares at Jun. 30, 2021						4,446,365
Net loss	(2,956,324)														(2,926,648)		(2,926,648)					(29,676)
Issuance of restricted common shares									$ 70				(70)
Issuance of restricted common shares, Shares									700,000
Stock-based compensation expense	746,253			$ 32,291						746,253							746,253							32,291
Issuance of common shares upon conversion of convertible notes	11,001,274					$ 138				11,001,136							11,001,274
Issuance of common shares upon conversion of convertible notes, Shares						1,375,228
Issuance of common shares upon conversion of SAFE	25,000									25,000							25,000
Issuance of common shares upon conversion of SAFE, Shares						5,208
Issuance of common shares in connection with Equity Financing	5,484,503					$ 73				5,804,430						(320,000)	5,484,503
Issuance of common shares in connection with Equity Financing, Shares						725,563
Transaction costs incurred in connection with Equity Financing	(118,332)									(118,332)							(118,332)
Reclassification of warrant liability to equity	1,952,000									1,952,000							1,952,000
Dissolution of firm													$ 813,805	$ 1,098,110						$ 813,805	$ 1,098,110		$ (813,805)	$ (1,098,110)
Net loss	(5,203,568)														(5,196,438)		(5,196,438)					(7,130)
Balance at Sep. 30, 2021	10,230,886					$ 725				36,095,420					(25,545,259)	$ (320,000)	10,230,886
Balance, Shares at Sep. 30, 2021						7,252,364
Reclassification of warrant liability to equity	(1,952,000)									(1,952,000)							(1,952,000)
Net loss	(5,203,568)														(5,196,438)		(5,196,438)					$ (7,130)
Balance at Dec. 31, 2021	9,181,203					$ 758				37,618,438					(28,437,993)		9,181,203
Balance, Shares at Dec. 31, 2021						7,584,980
Issuance of common shares upon exercise of stock options	47,700					$ 3				47,697							47,700
Issuance of common shares upon exercise of stock options, Shares						26,500
Issuance of common shares upon exercise of warrants	110,000					$ 6				109,994							110,000
Issuance of common shares upon exercise of warrants, Shares						61,111
Stock-based compensation expense	713,330									713,330							713,330
Issuance of common shares in connection with Equity Financing	2,373,561					$ 27				2,373,534							2,373,561
Issuance of common shares in connection with Equity Financing, Shares						263,729
Net loss	(3,413,845)														(3,413,845)		(3,413,845)
Balance at Mar. 31, 2022	9,013,670					$ 794				40,862,993					(31,851,838)		9,013,670									$ 1,721
Balance, Shares at Mar. 31, 2022						7,936,320
Modification of warrant in equity	450,578									450,578							450,578
Deemed dividend on modification of warrant	(450,578)									(450,578)							(450,578)
Foreign currency translation adjustment	1,721																1,721									1,721
Net loss	(3,413,845)														(3,413,845)		(3,413,845)
Balance at Dec. 31, 2021	$ 9,181,203					$ 758				37,618,438					(28,437,993)		9,181,203
Balance, Shares at Dec. 31, 2021						7,584,980
Issuance of common shares upon exercise of stock options, Shares	36,500
Issuance of common stock	$ 2,473,560
Net loss	(11,623,541)
Balance at Sep. 30, 2022	12,110,667					$ 1,095				52,222,752					(40,061,534)		12,110,667									(51,646)
Balance, Shares at Sep. 30, 2022						10,945,904
Net loss	(11,623,541)
Balance at Mar. 31, 2022	9,013,670					$ 794				40,862,993					(31,851,838)		9,013,670									1,721
Balance, Shares at Mar. 31, 2022						7,936,320
Issuance of common shares upon exercise of warrants	275,400					$ 47				275,353							275,400
Issuance of common shares upon exercise of warrants, Shares						468,601
Stock-based compensation expense	584,768									584,768							584,768
Issuance of common shares in connection with Equity Financing	99,999					$ 1				99,998							99,999
Issuance of common shares in connection with Equity Financing, Shares						11,111
Net loss	(3,305,883)														(3,305,883)		(3,305,883)
Balance at Jun. 30, 2022	6,662,088					$ 842				41,823,112					(35,157,721)		6,662,088									(4,145)
Balance, Shares at Jun. 30, 2022						8,416,032
Foreign currency translation adjustment	(5,866)																(5,866)									(5,866)
Net loss	(3,305,883)														(3,305,883)		(3,305,883)
Issuance of common shares upon exercise of stock options	18,000					$ 1				17,999							18,000
Issuance of common shares upon exercise of stock options, Shares						10,000
Stock-based compensation expense	532,438									532,438							532,438
Net loss	(4,903,813)														(4,903,813)		(4,903,813)
Balance at Sep. 30, 2022	12,110,667					$ 1,095				$ 52,222,752					(40,061,534)		12,110,667									(51,646)
Balance, Shares at Sep. 30, 2022						10,945,904
Issuance of common shares		$ 8,750,095	$ 1,099,360				$ 230	$ 22			$ 8,749,865	$ 1,099,338						$ 8,750,095	$ 1,099,360
Issuance of common shares, Shares							2,300,000	219,872
Foreign currency translation adjustment	(47,501)																(47,501)									$ (47,501)
Net loss	$ (4,903,813)														$ (4,903,813)		$ (4,903,813)